STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative)					9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 20, 2022 shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jun. 08, 2020	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares
Preferred stock, shares authorized			16,666,667		16,666,667		16,666,667
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001
Reverse stock split	1 for 3 reverse stock split of the Company’s common stock became effective	one-for-three reverse stock split pursuant to which every three shares of common stock were reclassified as one share of common stock		1 for 1.5 reverse stock split of the Company’s common stock became effective.
Common stock, shares authorized		105,555,556	105,555,556		105,555,556		105,555,556	105,555,556
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issues			44,490,003		51,179,865	42,438,905	44,490,003	38,106,970
Common stock, shares outstanding			44,490,003		51,179,865	42,438,905	44,490,003	38,106,970
Number of shares issued						1,076,000	3,000,486	1,464,444
Number of shares issued, value | $							$ 11,251,830	$ 3,516,497
Payment in kind interest stock issuance (in shares)							4,825
Payment in kind interest stock issuance | $					$ (177,000)	$ 41,979	$ 41,977
Number of shares issued in satisfaction						165,809	165,809	31,111
Number of shares issued in satisfaction , value | $						$ 485,144	$ 485,144	$ 47,168
Offering costs | $						$ 80,134	0	80,134
Number of shares issued for the purchase of certain intangible assets						456,621
Number of shares issued for the purchase of certain intangible assets, value | $						$ 2,671,233
Shares issued for debt settlement (in shares)						32,630
Shares issued for debt settlement | $						$ 194,803	194,803
Warrants issued for consultant services | $					$ 254,014		$ 492,000	$ 483,967
Exercise price of warrants | $ / shares			$ 4.89		$ 5.04		$ 4.89	$ 2.19	$ 2.04
Shares issued for license content asset | $						$ 2,065,996
Number of shares issued for services						26,350	31,906	1,333,333
Number of shares issued for services, value | $						$ 200,000	$ 236,834	$ 1,500,000
Accrued interest | $			$ 941,440				941,440	537,884
Deemed dividend. | $								3,800,000
Number of shares issued, value | $						$ 4,034,935
Value of loan conversion | $							$ 376,356
Shares to be issued for loan conversion							334,539
Proceeds from issuing common stock payable and subscribed | $							$ 350,000	35,000
Inducement Expense | $								$ 3,793,406
Number of shares issued							106,666
Common Stock
Conversion of Series A convertible preferred to common stock (in shares)					6,666,667	1,022,233	1,022,233
Common stock, shares issues			44,490,003				44,490,003
Number of shares issued							3,000,486
Number of shares issued, value | $							$ 300
Payment in kind interest stock issuance (in shares)					23,152	4,825	4,825
Payment in kind interest stock issuance | $					$ (2)	$ 0	$ 0
Shares issued for debt settlement (in shares)						32,630	32,630
Shares issued for debt settlement | $						$ 3	$ 3
Shares issued for license content asset (in shares)						393,626
Shares issued for license content asset | $						$ 39
Number of shares issued for services							31,906
Number of shares issued for services, value | $							$ 3
Value of loan conversion | $						$ 376,356
Shares to be issued for loan conversion						334,539	121,058
Conversion of shares					6,666,666
Content library
Asset impairment charges | $							$ 2,260,799
License content asset
Shares issued for license content asset (in shares)						393,626
Shares issued for license content asset | $						$ 2,065,996
Number of shares issued for services							426,257
Number of shares issued for services, value | $							$ 2,260,799
Asset impairment charges | $							$ 2,260,799
EON Media Group
Number of shares issued						819,299	819,299
Number of shares issued, value | $						$ 6,553,235	$ 6,553,235
Ownership percentage			100.00%			100.00%	100.00%
Interlink Plus, Inc. [Member]
Number of shares issued								1,722,797
Debt to a related party | $								$ 180,000
Legal expenses | $								80,134
Accrued interest | $								$ 3,842
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private placement
Number of shares issued			1,924,486
Exercise price of warrants | $ / shares			$ 8.25				$ 8.25
Number of aggregate warrants			2,191,153				2,191,153
Number of shares issued			106,666
Shares issued to related party, value | $			$ 295,181
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private placement | Common Stock
Number of shares issued			1,751,153
Number of shares issued, value | $			$ 4,663,116
Board member
Number of shares issued					18,443
Number of shares issued, value | $					$ 141,000
Preferred Stock Class A
Preferred stock, shares authorized			3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, shares issues			0		0	30,667	0	30,667
Preferred stock, shares outstanding			0		0	30,667	0	30,667
Preferred stock, liquidation preference (in dollars per share) | $ / shares			$ 0.15				$ 0.15	$ 0.15
Preferred stock, number of votes per share | Vote			100				100
Conversion of Series A convertible preferred to common stock (in shares)							1,022,233
Conversion of shares						1,022,233
Preferred Stock Class A | Interlink Plus, Inc. [Member]
Number of shares issued								30,667
Preferred Stock Class B
Preferred stock, shares authorized			3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issues			200,000		0	200,000	200,000	200,000
Preferred stock, shares outstanding			200,000		0	200,000	200,000	200,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares			$ 1.50		$ 1.50		$ 1.50	$ 1.50
Preferred stock, number of votes per share			100		100		100
Preferred stock, convertible, conversion ratio					100
Conversion of shares					200,000
Preferred Stock Class B | Stock Issued For Cash [Member]
Number of shares issued								100,000
Number of shares issued, value | $								$ 4,800,000
Debt instrument, forgiveness | $								1,006,594
Inducement Expense | $								$ 3,793,406
Preferred Stock Class B | Stock Issued For Loan Forgiveness [Member]
Number of shares issued								100,000
Number of shares issued, value | $								$ 4,800,000
Proceeds from issuance of convertible preferred stock | $								1,000,000
Deemed dividend. | $								$ 3,800,000